Employee future benefits - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial net losses recognized	$ 4,084	$ 4,277	$ 4,971
Defined contribution plan expenses	$ 75	$ 119	$ 129
Pension benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.70%	1.60%
Weighted average duration of the defined benefit obligation	15.3
Unfunded Plan | Pension benefit plans
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial net losses recognized	$ 843	$ (1,089)	$ (852)
Present value of defined benefit obligation | Unfunded Plan | Pension benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 13,100	$ 14,145	$ 13,197	$ 12,375